Borrowings and debentures (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of borrowings and debentures

		Annual stated interest rate (%)	Maturity	2023	2022
Foreign currency
Bonds		Note 16 (b)		31,980	26,124
Loans indexed to SOFR	(i)	1.55	Jan/2024 to Feb/2031	5,604	5,313
Other		6.41	Apr/2024 to May/2029	58	82
Transactions costs				(478)	(454)
				37,164	31,065

Local currency
Debentures		Note 16 (c)		3,910	3,926
Loans indexed to IPCA		6.01	Jan/2024 to Jan/2031	341	390
Loans indexed to CDI		1.48	Mar/2024 to Jul/2027	830	348
Other		7.04	Jan/2024 to Dec/2035	19	19
Transactions costs				(28)	(32)
				5,072	4,651

Foreign currency and local currency
Current liabilities				2,029	1,382
Non-current liabilities				40,207	34,334
Total				42,236	35,716
(i)	Includes: (a) R$ 2,257 from credit facility contracted by Braskem Holanda Finance and Braskem Holanda, with insurance from SACE and NEXI, Italian and Japanese export credit agencies, respectively, and guarantee from Braskem; (b) R$ 586 from Credit facility contracted by Braskem America, secured by Euler Hermes, the German export credit agency; and (c) R$ 133 from Credit facility contracted by Braskem with a term of 7 years and guarantee of its own assets.

Schedule of long-term borrowings

	2023	2022

2024		2,202
2025	579	628
2026	1,743	581
2027	2,208	2,357
2028	6,769	7,282
2029	2,850	2,888
2030	7,527	8,109
2031	4,328	220
2032	105	113
2033	4,837
2034 and thereafter	9,261	9,954
Total	40,207	34,334

Schedule of bonds

			Interest
Issue date		Maturity	(% per year)	2023	2022
Jul-2011 and Jul-2012		Jul-2041	7.13	2,825	3,045
Feb-2014 and May-2014	(i)	Feb-2024	6.45		1,589
Oct-2017		Jan-2028	4.50	5,798	6,249
Nov-2019		Jan-2030	4.50	7,364	7,936
Nov-2019		Jan-2050	5.88	3,720	4,009
Jul-2020	(ii)	Jan-2081	8.50	3,077	3,296
Feb-2023		Feb-2033	7.25	4,976
Sep-2023		Jan-2031	8.50	4,220
Total				31,980	26,124
(i)	Prepayment made in February 2023.
(ii)	The bond can be repaid by the Company at par value, for periods of 90 days prior to each interest reset, with the first interest reset taking place in January 2026 and the others every 5 years thereafter.

Schedule of debentures

Issue date		Issuer	Series	Maturity	Annual stated interest rate (%)	2023	2022
Mar-2013	(i)	DAC	Only	Mar-2025	IPCA + 6.00	64	110
Sep-2013	(i)	Cetrel	Only	Sep-2025	126.5% do CDI	22	35
Jan-2022	(ii)	Braskem	1ª	Dec-2028	IPCA + 5.54	644	616
Jan-2022	(ii)	Braskem	2ª	Dec-2031	IPCA + 5.57	154	147
May-2022	(iii)	Braskem	1ª	May-2029	CDI + 1.75	769	771
May-2022	(iii)	Braskem	2ª	May-2032	CDI + 2.00	248	249
Aug-2022	(iii) and (iv)	Braskem	Only	Aug-2029	CDI + 1.75	787	787
Nov-2022	(iii)	Braskem	1ª	Nov-2029	CDI + 1.70	1,124	1,114
Nov-2022	(iii)	Braskem	2ª	Nov-2032	CDI + 1.95	98	97
						3,910	3,926

(i)	These debentures were secured by mandatory deposits as disclosed in Note 5.
(ii)	Private debentures issued by Braskem, used as guarantee for the issue of Agribusiness Receivables Certificate ("CRA") by Eco Securitizadora de Direitos Creditórios do Agronegócio S.A and were subject to the Extended National Consumer Price Index (“IPCA”).
(iii)	Unsecured debentures.
(iv)	In April 2024, these debentures were fully prepaid.